RETIREMENT BENEFITS PLANS - Estimated Pension and Other Postretirement Benefit Payments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Pension plans | United States
Defined Benefit Plans and Other Postretirement Benefit Plans
2026	$ 276
2027	259
2028	250
2029	241
2030	226
2031 - 2035	1,008
Pension plans | Non-United States plans
Defined Benefit Plans and Other Postretirement Benefit Plans
2026	135
2027	135
2028	136
2029	141
2030	144
2031 - 2035	757
Other postretirement benefits expense (income)
Defined Benefit Plans and Other Postretirement Benefit Plans
2026	15
2027	19
2028	18
2029	17
2030	17
2031 - 2035	$ 75